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[PROTECTIVE LIFE CORPORATION LETTERHEAD]                           [LOGO]


                                May 1, 2000






VIA EDGAR
---------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

             RE:   PROTECTIVE LIFE INSURANCE COMPANY
                   PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                   PROTECTIVE VARIABLE ANNUITY II
                   FILING PURSUANT TO RULE 497(j) FOR
                   FILE NO. 333-94047; 811-8108
                   -------------------------------------------

Commissioners:

     On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the Protective Variable Annuity II variable deferred annuity contract and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Pre-Effective Amendment No. 1 for Protective Variable Annuity Separate Account as filed with the Commission on April 24, 2000 via EDGARLINK.

     Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

                                  Sincerely,

                                 /s/ STEVE M. CALLAWAY
                                 -----------------------------
                                 Steve M. Callaway